Investments in joint ventures	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Investments in joint ventures

11.Investments in joint ventures

Accounting policy

The Company entered into an agreement to form two joint ventures, accounting for 50% of the economic benefits of the companies.

Cosan holds joint-control of Raízen Combustíveis and Raízen Energia by virtue of its 50% equity interest in both companies and the requirement of unanimous consent of all shareholders on the decisions related to significant activities. Investments were classified as jointly-owned subsidiaries and, therefore, the equity method is used for the years presented in these consolidated financial statements.

The two partners have direct rights over the assets of the company and are jointly and severally accountable for the liabilities incurred by the partnership.

Changes to investments in joint ventures were as follows:

	Raízen Combustíveis	Raízen Energia	Total
Shares issued by the joint venture	1,661,418,472	7,243,283,198
Shares held by Cosan	830,709,236	3,621,641,599
Cosan ownership interest	50.00%	50.00%
At January 1, 2019	3,104,613	4,973,294	8,077,907
Interest in earnings of joint ventures	1,223,557	(92,151)	1,131,406
Other comprehensive loss	(4,770)	(192,470)	(197,240)
Interest on capital	(63,500)	—	(63,500)
Dividends	(1,047,299)	(352,314)	(1,399,613)
At December 31, 2019	3,212,601	4,336,359	7,548,960
Interest in earnings of joint ventures	332,240	250,761	583,001
Other comprehensive income (loss)	376,053	(446,001)	(69,948)
Interest on capital	(73,388)	—	(73,388)
Dividends	—	(417)	(417)
At December 31, 2020	3,847,506	4,140,702	7,988,208

The statement of financial position and statement of profit or loss of the joint ventures are disclosed in Note 6 – Segment information.

According to the terms of the Joint Venture - Raízen, Cosan is responsible for legal proceedings that existed before the formation of Raízen, net of judicial deposits on April 1, 2011, as well as tax installments under the terms of the tax amnesty and the Refinancing Program, or REFIS, recorded in “Other taxes payable.” In addition, Cosan granted Raízen access to a credit line (stand-by) in the amount of U.S.$350,000 thousand, unused on December 31, 2019.